CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Amount at Dec. 31, 2012		$ 17,757	$ 2,481,043	$ (4,112,551)	$ (1,613,751)
Beginning balance, Shares at Dec. 31, 2012		17,757,342
Stock-based compensation
Net loss				(1,288,003)	$ (1,288,003)
Ending balance, Amount at Dec. 31, 2013		$ 17,757	2,481,043	$ (5,400,554)	(2,901,754)
Ending balance, Shares at Dec. 31, 2013		17,757,342
Issuance of common stock, Amount		$ 200	49,800		50,000
Issuance of common stock, Shares		200,000
Conversion of subordinated convertible promissory note and accrued interest, Amount		$ 607	393,638		$ 394,245
Conversion of subordinated convertible promissory note and accrued interest, Shares		606,531
Issuance of common stock in reverse acquisition, Amount		$ 5,000	(5,000)
Issuance of common stock in reverse acquisition, Shares		5,000,000
Conversion of promissory notes and accrued interest, Amount		$ 3,061	1,833,752		$ 1,836,813
Conversion of promissory notes and accrued interest, Shares		3,061,355
Issuance of common stock in private placement, net of costs, Amount		$ 3,400	142,903		146,303
Issuance of common stock in private placement, net of costs, Shares		3,400,067
Stock-based compensation			470,185		470,185
Net loss				$ (737,727)	(737,727)
Ending balance, Amount at Sep. 30, 2014		$ 30,025	5,366,321	$ (6,138,281)	(741,935)
Ending balance, Shares at Sep. 30, 2014		30,025,295
Reclassification of derivative warrant liability to additional paid-in capital, Amount			1,148,328		1,148,328
Conversion of promissory notes and accrued interest, Amount		$ 1,056	632,277		633,333
Conversion of promissory notes and accrued interest, Shares		1,055,554
Issuance of common stock in private placement, net of costs, Amount		$ 3,037	738,021		741,058
Issuance of common stock in private placement, net of costs, Shares		3,037,037
Stock-based compensation			486,271		486,271
Net loss				$ (2,902,268)	(2,902,268)
Ending balance, Amount at Sep. 30, 2015		$ 34,118	$ 8,371,218	$ (9,040,549)	$ (635,213)
Ending balance, Shares at Sep. 30, 2015		34,117,886